Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 103,868	$ 92,743
Total share-based compensation for continuing operations (per statement of loss)	10,720	8,939
Personnel expenses	$ 114,588	$ 101,682